                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: ___________
This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas               Tulsa, OK         October 26, 2010
----------------------   ----------------------   ----------------
[Signature]                   [City, State]            [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:   $  865,290
                                          ----------
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2010

    COLUMN 1     COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                       VOTING AUTHORITY
                 TITLE OF            VALUE X  SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
 NAME OF ISSUER   CLASS     CUSIP     $1000   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Unit Corporation Common   909218109  295,487 7,924,023  SH         Sole             7,924,023
BOK Financial    Common   05561Q201  220,276 4,880,919  SH         Sole             4,880,919
Anadarko                                                           Sole
Petroleum        Common   032511107  159,911 2,803,000  SH                          2,803,000
Petroleo                                                           Sole
Brasileiros      Common   71654V408  132,226 3,645,600  SH                          3,645,600
Sandridge        Common   80007P907   37,886 6,670,000  SH Call    Sole             6,670,000
Shaw Group       Common   820280105   11,746   350,000  SH         Sole               350,000
General Electric Common   369604103    6,094   375,000  SH         Sole               375,000
Sandridge        Common   80007P307    1,420   250,000                                250,000
Apache           Common   037411105      244     2,500  SH         Sole                 2,500